Document And Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	CABALETTA BIO, INC.
Entity Central Index Key	0001759138
Entity Emerging Growth Company	false
Entity File Number	001-39103
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-1685768
Entity Address, Address Line One	2929 Arch Street
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	(267)
Local Phone Number	759-3100
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	CABA
Security Exchange Name	NASDAQ